Recent Accounting Pronouncements - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction in total equity	$ (973)	[1]	$ (1,038)	[2]	$ (3,577)	$ (3,518)
Retained Earnings (Deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction in total equity	412	[1]	1,114	[1]	76	(293)
Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction in total equity	1,084	[1]	317	[1]	(1,184)	$ (756)
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction in total equity	$ (190)		$ 1,103		1,900
Adjustment | Retained Earnings (Deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction in total equity					900
Adjustment | Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction in total equity					$ 1,000

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.